UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:

JNL Series Trust
1 Corporate Way
Lansing, MI 48951

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  []

Series Name	Series ID	Class A ID	Class I ID
JNL/MFS Mid Cap Value Fund	S000001722	C000004629	C000067963
JNL/Invesco International Growth Fund	S000001723	C000004630	C000067964
JNL/Causeway International Value Select Fund	S000001724	C000004631	C000067965
JNL/Invesco Mid Cap Value Fund	S000001725	C000004632	C000067966
JNL/Mellon Capital S&P 500 Index Fund	S000001727	C000004634	C000067968
JNL/Mellon Capital S&P 400 Midcap Index Fund	S000001728	C000004635	C000067969
JNL/Mellon Capital Small Cap Index Fund	S000001729	C000004636	C000067970
JNL/Mellon Capital International Index Fund	S000001730	C000004637	C000067971
JNL/Mellon Capital Bond Index Fund	S000001731	C000004638	C000067972
JNL/Invesco Global Real Estate Fund	S000001732	C000004639	C000067973
JNL/Oppenheimer Global Growth Fund	S000001734	C000004641	C000067975
JNL/DoubleLine® Core Fixed Income Fund	S000001736	C000004643	C000067976
JNL/PPM America High Yield Bond Fund	S000001740	C000004647	C000067978
JNL/Goldman Sachs Core Plus Bond Fund	S000001741	C000004648	C000067979
JNL/JPMorgan U.S. Government & Quality Bond Fund	S000001742	C000004649	C000067980
JNL/Invesco Small Cap Growth Fund	S000001743	C000004650	C000067981
JNL/WMC Balanced Fund	S000001744	C000004651	C000067982
JNL/BlackRock Large Cap Select Growth Fund	S000001746	C000004653	C000067984
JNL/WMC Government Money Market Fund	S000001747	C000004654	C000067985
JNL/WMC Value Fund	S000001748	C000004655	C000067986
JNL/T. Rowe Price Established Growth Fund	S000001749	C000004656	C000067987
JNL/T. Rowe Price Mid-Cap Growth Fund	S000001750	C000004657	C000067988
JNL/T. Rowe Price Value Fund	S000001751	C000004658	C000067989
JNL/S&P Managed Conservative Fund	S000001752	C000004659	C000192197
JNL/S&P Managed Moderate Fund	S000001753	C000004660	C000192198
JNL/S&P Managed Moderate Growth Fund	S000001755	C000004662	C000192199
JNL/S&P Managed Growth Fund	S000001756	C000004663	C000192200
JNL/S&P Managed Aggressive Growth Fund	S000001757	C000004664	C000192201
JNL/DFA U.S. Core Equity Fund	S000001765	C000004672	C000067990
JNL Multi-Manager Small Cap Growth Fund	S000001776	C000004683	C000067991
JNL/American Funds Balanced Fund	S000001787	C000004694	C000067992
JNL/JPMorgan MidCap Growth Fund	S000001797	C000004704	C000067993
JNL Multi-Manager Small Cap Value Fund	S000001798	C000004705	C000067994
JNL/Franklin Templeton Income Fund	S000010705	C000029596	C000067995
JNL/T. Rowe Price Short-Term Bond Fund	S000010707	C000029598	C000067996
JNL/Lazard Emerging Markets Fund	S000010709	C000029600	C000067997
JNL/PIMCO Real Return Fund	S000010711	C000029602	C000067998
JNL/BlackRock Global Natural Resources Fund	S000014502	C000039480	C000067999
JNL/AQR Large Cap Relaxed Constraint Equity Fund	S000014512	C000039490	C000068000
JNL/Franklin Templeton Founding Strategy Fund	S000014513	C000039491	C000192202
JNL/Franklin Templeton Global Fund	S000014514	C000039492	C000068002
JNL/Franklin Templeton Mutual Shares Fund	S000014515	C000039493	C000068003
JNL/PPM America Value Equity Fund	S000014516	C000039494	C000068004
JNL Moderate Growth Allocation Fund	S000014517	C000039495	C000192203
JNL Growth Allocation Fund	S000014518	C000039496	C000192204
JNL Aggressive Growth Allocation Fund	S000014519	C000039497	C000192205
JNL/Mellon Capital Index 5 Fund	S000017156	C000047543	C000192206
JNL/Mellon Capital 10 x 10 Fund	S000017157	C000047544	C000192207
JNL/Franklin Templeton International Small Cap Fund	S000019479	C000054122	C000068007
JNL/S&P Intrinsic Value Fund	S000019481	C000054124	C000068008
JNL/S&P Dividend Income & Growth Fund	S000019483	C000054126	C000068009
JNL/S&P 4 Fund	S000019485	C000054128	C000192208
JNL/Invesco China-India Fund	S000019487	C000054130	C000068011
JNL/S&P Total Yield Fund	S000019491	C000054134	C000068013
JNL/S&P Competitive Advantage Fund	S000019493	C000054136	C000068014
JNL/PPM America Small Cap Value Fund	S000020931	C000059127	C000068015
JNL/PPM America Mid Cap Value Fund	S000020933	C000059129	C000068016
JNL/Goldman Sachs Emerging Markets Debt Fund	S000023246	C000067950	C000067951
JNL/Mellon Capital Pacific Rim 30 Fund	S000023249	C000067956	C000067957
JNL/Mellon Capital European 30 Fund	S000023250	C000067958	C000067959
JNL Institutional Alt 25 Fund	S000025069	C000074572	C000192209
JNL Institutional Alt 50 Fund	S000025071	C000074574	C000192210
JNL/FPA + DoubleLine Flexible Allocation Fund	S000026435	C000079326	C000079327
JNL/American Funds® Blue Chip Income and Growth Fund	S000028038	C000085345	C000085346
JNL/American Funds Global Bond Fund	S000028039	C000085347	C000085348
JNL/American Funds Global Small Capitalization Fund	S000028040	C000085349	C000085350
JNL/American Funds Growth-Income Fund	S000028041	C000085351	C000085352
JNL/American Funds International Fund	S000028042	C000085354	C000085353
JNL/American Funds New World Fund	S000028043	C000085355	C000085356
JNL/BlackRock Global Allocation Fund	S000029611	C000090917	C000090918
JNL/PPM America Floating Rate Income Fund	S000030878	C000095821	C000192211
JNL/AQR Managed Futures Strategy Fund	S000033504	C000102951	C000102952
JNL/Mellon Capital Emerging Markets Index Fund	S000033505	C000102953	C000102954
JNL/Franklin Templeton Global Multisector Bond Fund	S000034688	C000106861	C000106862
JNL/First State Global Infrastructure Fund	S000034689	C000106863	C000106864
JNL/American Funds Moderate Growth Allocation Fund	S000036378	C000111243	C000192212
JNL/American Funds Growth Allocation Fund	S000036379	C000111244	C000192213
JNL/Neuberger Berman Strategic Income Fund	S000036382	C000111249	C000111250
JNL/Mellon Capital Utilities Sector Fund	S000040007	C000124095	C000124096
JNL/AB Dynamic Asset Allocation Fund	S000044434	C000138276	C000138277
JNL/MMRS Growth Fund	S000044436	C000138279	C000192214
JNL/T. Rowe Price Managed Volatility Balanced Fund	S000044437	C000138280	C000192215
JNL/MMRS Conservative Fund	S000044438	C000138281	C000192216
JNL/S&P Mid 3 Fund	S000044439	C000138282	C000138283
JNL/Scout Unconstrained Bond Fund	S000044440	C000138284	C000138285
JNL/Boston Partners Global Long Short Equity Fund	S000046368	C000144891	C000144892
JNL/S&P International 5 Fund	S000046369	C000144893	C000144894
JNL Multi-Manager Alternative Fund	S000048717	C000153487	C000192217
JNL/Harris Oakmark Global Equity Fund	S000048718	C000153488	C000153489
JNL/Oppenheimer Emerging Markets Innovator Fund	S000048719	C000153490	C000153491
JNL/Westchester Capital Event Driven Fund	S000048720	C000153492	C000153493
JNL/DoubleLine® Shiller Enhanced CAPE Fund	S000050455	C000159263	C000159264
JNL/Crescent High Income Fund	S000052994	C000166581	C000192218
JNL/DoubleLine® Emerging Markets Fixed Income Fund	S000052995	C000166582	C000192219
JNL/PPM America Total Return Fund	S000052996	C000166583	C000192220
JNL Multi-Manager Mid Cap Fund	S000054971	C000172890	C000192221
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	S000056619	C000179076	C000192222
JNL/DFA Growth Allocation Fund	S000056620	C000179077	C000192223
JNL/DFA Moderate Growth Allocation Fund	S000056621	C000179078	C000192224
JNL/Vanguard Capital Growth Fund	S000058480	C000192042	C000192043
JNL/Mellon Capital S&P 1500 Value Index Fund	S000058481	C000192044	C000192045
JNL S&P 500 Index Fund	S000058482	INACTIVE	C000192047
JNL/Mellon Capital Consumer Staples Sector Fund	S000058483	C000192048	C000192049
JNL/Mellon Capital Materials Sector Fund	S000058484	C000192050	C000192051
JNL/Mellon Capital Industrials Sector Fund	S000058485	C000192052	C000192053
JNL/Mellon Capital Real Estate Sector Fund	S000058486	C000192054	C000192055
JNL/ClearBridge Large Cap Growth Fund	S000058487	C000192056	C000192057
JNL/GQG Emerging Markets Equity Fund	S000058488	C000192058	C000192059
JNL/Invesco Diversified Dividend Fund	S000058489	C000192060	C000192061
JNL/PIMCO Income Fund	S000058490	C000192062	C000192063
JNL/Vanguard Equity Income Fund	S000058491	C000192064	C000192065
JNL/Vanguard Global Bond Market Index Fund	S000058492	C000192066	C000192067
JNL/Vanguard Moderate ETF Allocation Fund	S000058493	C000192068	C000192069
JNL/Vanguard International Fund	S000058494	C000192070	C000192071
JNL/Vanguard Small Company Growth Fund	S000058495	C000192072	C000192073
JNL/Vanguard U.S. Stock Market Index Fund	S000058496	C000192075	C000192074
JNL/Vanguard International Stock Market Index Fund	S000058497	C000192076	C000192077
JNL/Vanguard Moderate Growth ETF Allocation Fund	S000058498	C000192078	C000192079
JNL/Vanguard Growth ETF Allocation Fund	S000058499	C000192080	C000192081
JNL/Mellon Capital S&P 1500 Growth Index Fund	S000058500	C000192082	C000192083
JNL/American Funds Capital Income Builder Fund	S000062459	C000202635	C000202636
JNL Multi-Manager International Small Cap Fund	S000062460	C000202637	C000202638
JNL/Heitman U.S. Focused Real Estate Fund	S000062461	C000202639	C000202640
JNL/JPMorgan Hedged Equity Fund	S000062462	C000202641	C000202642
JNL/Loomis Sayles Global Growth Fund	S000062463	C000202643	C000202644
JNL/Morningstar Wide Moat Index Fund	S000062464	C000202645	C000202646

3. Investment Company Act File Number:

811-08894

Securities Act File Number:

033-87244

4(a). Last day of fiscal year for which this Form is filed:

December 31, 2018

4(b).	[]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year.). (See Instruction A.2)

4(c).	[]	Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 3,721,799,938

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $ 3,648,984,275

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $1,789,076,931

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]: $ 5,438,061,206

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0

(vi)	Redemption credits available for use in future years	-- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 1,716,261,268

(vii)	Multiplier for determining registration fee (See Instruction C.9): x 0.0001212

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter “0” if no fee is due): = $ 0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): +$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
[] Wire Transfer
[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*

Daniel W. Koors
Treasurer and Chief Financial Officer
Date:	March 21, 2019

*Please print the name and title of the signing officer below the signature.